Performance Share Award Activity (Detail)	12 Months Ended
Jun. 30, 2018 $ / shares shares
Performance Share Awards
Number of Shares
Nonvested - June 30, 2017 | shares	377,710
Granted | shares	99,168
Vested | shares	(70,210)
Forfeited | shares	(24,398)
Nonvested - June 30, 2018 | shares	382,270
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2017 | $ / shares	$ 19.52
Granted | $ / shares	35.25
Vested | $ / shares	14.84
Forfeited | $ / shares	17.84
Nonvested - June 30, 2018 | $ / shares	$ 24.57
Cash-Based Performance Share Units
Number of Shares
Nonvested - June 30, 2017 | shares	17,152
Granted | shares	9,120
Vested | shares	(2,221)
Forfeited | shares	(6,772)
Nonvested - June 30, 2018 | shares	17,279
Weighted Average Grant Date Fair Value
Nonvested - June 30, 2017 | $ / shares	$ 19.37
Granted | $ / shares	35.25
Vested | $ / shares	15.42
Forfeited | $ / shares	25.88
Nonvested - June 30, 2018 | $ / shares	$ 25.71